Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property, plant and equipment

13.	Property, plant and equipment

The rollforward of property, which include right-of-use assets balances (note 17.1), plant and equipment is set forth below:

	Average rate (1)	12.31.22	Additions	Disposals	Monetary correction by Hyperinflation	Transfers (2)	Exchange rate variation	12.31.23
Cost
Land		751,551	10,090	(22,900)	31,818	655	(41,111)	730,103
Buildings, facilities and improvements		12,620,828	1,032,674	(787,519)	104,826	463,943	(150,830)	13,283,922
Machinery and equipment		9,730,038	251,162	(176,072)	176,896	762,238	(246,955)	10,497,307
Furniture and fixtures		187,609	514	(5,450)	34,793	35,623	(28,383)	224,706
Vehicles		627,672	138,429	(296,680)	5,483	228	(29,834)	445,298
Construction in progress		1,095,143	758,772	(17,965)	3,947	(1,331,969)	(24,414)	483,514
Advances to suppliers		31,886	20,205	-	-	(46,064)	(2,655)	3,372
		25,044,727	2,211,846	(1,306,586)	357,763	(115,346)	(524,182)	25,668,222

Depreciation
Land (3)	5.00%	(44,434)	(10,785)	11,408	254	-	1,604	(41,953)
Buildings, facilities and improvements	2.90%	(5,130,376)	(792,198)	643,273	(49,230)	494	46,239	(5,281,798)
Machinery and equipment	5.66%	(5,121,757)	(501,143)	134,430	(71,727)	70,740	98,869	(5,390,588)
Furniture and fixtures	8.73%	(90,543)	(10,439)	3,114	(11,283)	-	11,112	(98,039)
Vehicles	14.78%	(366,733)	(183,250)	291,490	(8,382)	-	19,945	(246,930)
		(10,753,843)	(1,497,815)	1,083,715	(140,368)	71,234	177,769	(11,059,308)
		14,290,884	714,031	(222,871)	217,395	(44,112)	(346,413)	14,608,914
(1)	Weighted average annual rate.
(2)	Refers to the transfer of R$9,929 to intangible assets and R$34,183 to assets held for sale, when the assets were reduced to their recoverable value, generating an expense of R$33,499, recorded in other operating results (note 26).
(3)	Land depreciation refers to right-of-use assets (note 17.1). The amount of R$3,061 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion.

	Average rate (1)	12.31.21	Additions	Disposals	Monetary correction by Hyperinflation	Transfers	Exchange rate variation	12.31.22
Cost
Land		710,017	10,289	(10,715)	56,130	7,601	(21,771)	751,551
Buildings, facilities and improvements		11,294,650	922,240	(130,814)	90,634	513,309	(69,191)	12,620,828
Machinery and equipment		8,735,375	21,913	(242,875)	281,368	1,035,129	(100,872)	9,730,038
Furniture and fixtures		150,865	1,141	(5,855)	26,735	23,238	(8,515)	187,609
Vehicles		384,289	246,491	(7,080)	7,141	10,589	(13,758)	627,672
Construction in progress		1,144,725	1,420,309	(2,279)	11,632	(1,456,540)	(22,704)	1,095,143
Advances to suppliers		33,109	8,651	-	-	(135)	(9,739)	31,886
		22,453,030	2,631,034	(399,618)	473,640	133,191	(246,550)	25,044,727

Depreciation
Land	15.34%	(36,788)	(12,410)	2,401	1,090	(4)	1,277	(44,434)
Buildings, facilities and improvements	3.59%	(4,494,435)	(752,798)	114,639	8,968	(25,989)	19,239	(5,130,376)
Machinery and equipment	6.25%	(4,612,648)	(556,013)	208,582	(105,534)	(105,596)	49,452	(5,121,757)
Furniture and fixtures	6.64%	(72,820)	(9,549)	3,883	(13,210)	(2,913)	4,066	(90,543)
Vehicles	22.85%	(195,477)	(166,428)	5,797	(6,175)	(8,607)	4,157	(366,733)
		(9,412,168)	(1,497,198)	335,302	(114,861)	(143,109)	78,191	(10,753,843)
		13,040,862	1,133,836	(64,316)	358,779	(9,918)	(168,359)	14,290,884
(1)	Weighted average annual rate.

The amount of capitalized borrowing costs during the year ended December 31, 2023 was R$56,871 (R$93,261 during the year ended December 31, 2022).

The weighted average rate used to determine the amount of borrowing costs subject to capitalization during year ended December 31, 2023 was 10.44% p.a. (9.55% p.a. during the year ended December 31, 2022).

The book value of the property, plant and equipment items that are pledged as collateral for transactions of different natures are set forth below:

	Type of collateral	12.31.23	12.31.22
Land	Financial/tax	87,530	90,757
Buildings, facilities and improvements	Financial/tax	1,395,846	1,298,326
Machinery and equipment	Financial/labor/tax/civil	1,464,229	1,376,186
Furniture and fixtures	Financial/tax	15,102	15,632
Vehicles	Financial/tax	109	160
		2,962,816	2,781,061